Restricted cash and time deposits - Additional information (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Restricted cash and time deposits
Short-term time deposits	¥ 251.0		¥ 278.4
Other restricted cash and time deposits as collateral ADR depositary bank, in custodian accounts for insurance brokerage business and other business requirements	¥ 26.4	$ 3.6		$ 3.4